SHARE-BASED PAYMENTS - Schedule of Unrecognized Share-Based Payment Arrangements And Weighted Average Amortization Period (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Equity classified share options (excluding Founder Awards)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Unrecognized share-based payment expense, USD	$ 168	$ 887
Weighted average remaining amortization period, years	9 months 3 days	1 year 4 months 2 days
Founders Awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Unrecognized share-based payment expense, USD	$ 2,161	$ 2,821
Weighted average remaining amortization period, years	2 years 3 months 21 days	3 years 2 months 23 days
RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Unrecognized share-based payment expense, USD	$ 5,138	$ 3,223
Weighted average remaining amortization period, years	1 year 5 months 8 days	1 year 7 months 17 days